Income Taxes	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Income Taxes
24.	Income Taxes
A summary of the Company’s income tax expense (recovery) is as follows:
Income tax recognized in net earnings is comprised of the following:

	Years Ended December 31
(in thousands)	2019	2018

Current income tax expense related to foreign jurisdictions	$73	$86

Deferred income tax expense (recovery) related to:

Origination and reversal of temporary differences	$7,311	$841

Write down (reversal of write down) or recognition of prior period temporary differences	(16,521)	(5,393)

Total deferred income tax expense (recovery) from operations	$(9,210)	$(4,552)

Total income tax expense (recovery) from operations	$(9,137)	$(4,466)

Income tax expense related to CRA Settlement 1

Current income tax expense related to CRA Settlement	$71	$4,020

Reversal of previously recognized non-capital losses	-	3,848

Income tax expense offset by previously unrecognized non-capital losses recognized through Equity	-	12,466

Total income tax expense related to CRA Settlement 2	$71	$20,334

Income tax expense (recovery) recognized in net earnings	$(9,066)	$15,868

1)
Reference to the CRA Settlement refers to the settlement of the 2005 to 2010 tax dispute and the application of the CRA Settlement principles to the 2011 to 2017 taxation years. Refer to the discussion on page 109 for more information.

2)	The figures for 2018 are net of an $18 million tax benefit relating to non-capital losses and other deductions recognized through net earnings.
Income tax recognized as a component of OCI is comprised of the following:

	Years Ended December 31
(in thousands)	2019	2018

Income tax expense (recovery) related to LTIs - common shares held	$9,623	$2,662
Income tax recognized directly in equity is comprised of the following:

	Years Ended December 31
(in thousands)	2019	2018

Income tax expense (recovery) related to share issue costs

Origination and reversal of temporary differences	$-	$1,078

Write down (reversal of write down) or recognition of prior period temporary differences	$(376)	$(3,001)

Income tax expense (recovery) from operations	$(376)	$(1,923)

Income tax recovery related to CRA Settlement

Benefit of previously unrecognized non-capital losses related to share issue costs	$-	$(12,466)

Income tax expense (recovery) recognized in equity	$(376)	$(14,389)
The provision for income taxes differs from the amount that would be obtained by applying the statutory income tax rate to consolidated earnings before income taxes due to the following:

	Years Ended December 31
(in thousands)	2019	2018

Earnings before income taxes	$77,072	$442,983

Canadian federal and provincial income tax rates	27.00%	27.00%

Income tax expense (recovery) based on above rates	$20,809	$119,605

Non-deductible stock based compensation and other	3,291	4,676

Differences in tax rates in foreign jurisdictions	(78,724)	(133,361)

Impact of CRA Settlement	71	20,334

Current period unrecognized temporary differences - impairment of mineral stream interests	44,796	-

Current period unrecognized temporary differences - other	17,212	10,007

Write down (reversal of write down) or recognition of prior period temporary differences	(16,521)	(5,393)

Income tax expense (recovery)	$(9,066)	$15,868
The majority of the Company’s income generating activities, including the sale of precious metals, is conducted by its 100% owned subsidiary Wheaton Precious Metals International Ltd., which operates in the Cayman Islands and is not subject to income tax.

The recognized deferred income tax assets and liabilities are offset on the balance sheet and relate to Canada, except for the foreign withholding tax. The movement in deferred income tax assets and liabilities for the years ended December 31, 2019 and December 31, 2018, respectively, is shown below:

	Year Ended December 31, 2019
Recognized deferred income tax assets and liabilities	Opening Balance	Recovery (Expense) Recognized In Net Earnings	Recovery (Expense) Recognized In OCI	Recovery (Expense) Recognized In Shareholders’ Equity	Closing Balance

Deferred tax assets

Non-capital loss carryforward 1	$3,823	$4,497	$-	$436	$8,756

Capital loss carryforward 2	-	4,503	4,450	-	8,953

Other 3	387	307	-	-	694

Deferred tax liabilities

Interest capitalized for accounting	(87)	-	-	-	(87)

Debt and share financing fees 4	(591)	(60)	-	(60)	(711)

Unrealized gains on long-term investments	-	-	(14,073)	-	(14,073)

Mineral stream interests 5	(3,532)	-	-	-	(3,532)

Foreign withholding tax	(111)	(37)	-	-	(148)

Total	$(111)	$9,210	$(9,623)	$376	$(148)

1)	As at December 31, 2019, the Company had recognized the tax effect on $32 million of non-capital losses against deferred tax liabilities.
2)	As at December 31, 2019, the Company had recognized the tax effect on $33 million of net capital losses to offset unrealized taxable capital gains on long-term investments.
3)	Other includes capital assets, charitable donation carryforward, and PSU and pension liabilities.
4)
Debt and share financing fees are deducted over a five year period for Canadian income tax purposes. For accounting purposes, debt financing fees are deducted over the term of the credit facility and share financing fees are charged directly to issued capital.

5)
The Company’s position, as reflected in its filed Canadian income tax returns and consistent with the terms of the PMPAs, is that the cost of the precious metal acquired under the Canadian PMPAs is equal to the market value while a deposit is outstanding (where applicable to an agreement), and the cash cost thereafter. For accounting purposes, the cost of the mineral stream interests is depleted on a unit-of-production
basis as described in Note 4.2.

	Year Ended December 31, 2018
Recognized deferred income tax assets and liabilities	Opening Balance	Recovery (Expense) Recognized In Net Earnings	LTI Disposition	Recovery (Expense) Recognized In OCI	Recovery (Expense) Recognized In Shareholders’ Equity	Closing Balance

Deferred tax assets

Non-capital loss carryforward	$3,848	$(2,057)	$-	$-	$2,032	$3,823

Capital loss carryforward	1,965	2,633	(4,598)	-	-	-

Other	147	240	-	-	-	387

Deferred tax liabilities

Interest capitalized for accounting	(87)	-	-	-	-	(87)

Debt and share financing fees	(375)	(107)	-	-	(109)	(591)

Kutcho Convertible Note	(29)	29	-	-	-	-

Unrealized gains on long-term investments	(1,937)	1	4,598	(2,662)	-	-

Mineral stream interests	(3,532)	-	-	-	-	(3,532)

Foreign withholding tax	(76)	(35)	-	-	-	(111)

Total	$(76)	$704	$-	$(2,662)	$1,923	$(111)
Deferred income tax assets in Canada not recognized are shown below:

(in thousands)	December 31 2019	December 31 2018

Non-capital loss carryforward 1	$19,145	$7,209

Debt and equity financing fees	1,383	4,474

Mineral stream interests	107,785	67,717

Other	4,282	3,656

Capital loss carryforward	-	7,723

Kutcho Convertible Note	951	648

Unrealized losses on long-term investments	6,733	15,907

Total	$140,279	$107,334

1)	As at December 31, 2019, the Company had not recognized the tax effect on $71 million of non-capital losses as a deferred tax asset.
At December 31, 2019, the Company has available
non-capital
losses for Canadian income tax purposes which may be carried forward to reduce taxable income in future years. If not utilized, the non-capital
losses in the amount of $103 million will expire as follows: 2038 – $40 million; 2039 – $63 million. In addition, the Company has available net capital losses of $33 million for Canadian income tax purposes which may be carried forward indefinitely to reduce taxable capital gains in future years.
Settlement of the Canada Revenue Agency International Tax Dispute - 2018
On December 13, 2018, the Company reached a settlement with the CRA which provided for a final resolution of the Company’s tax appeal in connection with the reassessment of the 2005 to 2010 taxation years under transfer pricing rules related to the income generated by the Company’s foreign subsidiaries outside of Canada (the “CRA Settlement”).
Under the terms of the CRA Settlement, income earned outside of Canada by the Company’s foreign subsidiaries will not be subject to income tax in Canada. The CRA Settlement principles also apply to all taxation years after 2010, subject to there being no material change in facts or change in law or jurisprudence. From time to time there may be proposed legislative changes to law or outstanding legal actions that may have an impact on applicable law or jurisprudence, the outcome, applicability and impact of which is not known or determinable by the Company.

After the application of
non-capital
losses, for the 2005 to 2017 taxation years, the Company accrued in the results for the year ended December 31, 2018 cash taxes of $4 million (Cdn$5.5 million) as well as interest and other penalties of $4.3 million (Cdn$5.9 million). Interest and other penalties are reflected in the line item Other (Income) Expense on the Statement of Earnings.
A significant component of the
non-capital
losses that have been applied to offset the additional taxable income arising from the CRA Settlement relate to share issue costs. As share issue costs, which are deducted for tax purposes over a
5-year
period, reduce share capital for accounting purposes rather than being deducted as an expense in the Statement of Earnings, the tax benefit related to these costs are also recognized in share capital. As such, the Company recorded an income tax expense of $12 million in the Statement of Earnings with an offsetting income tax recovery reflected directly in the Statement of Shareholders’ Equity for the year ended December 31, 2018.
The 2012 to 2015 taxation years remain under audit for international transactions and the 2016 to 2019 taxation years remain open to audit.